Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income attributable to equity holder	$ (36,248)	$ (12,242)	$ 14,627
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	56,096	52,806	52,224
Amortization of deferred financing costs and debt issuance costs	3,343	3,161	2,993
(Gain) loss on sale of property, plant and equipment	(1,573)	139	(475)
Unrealized foreign exchange gains	(4,878)
Asset impairments	448	2,553	2,236
Patent litigation accrual		2,200
Trademark impairment loss	38,000	2,000
Deferred income taxes	(30,237)	(11,449)	13,111
Other non-cash items, net	345	(953)	(1,716)
Changes in operating assets and liabilities:
Accounts receivable	3,390	6,347	29,929
Related party receivables, net	1,835	2,907	(9,627)
Inventories	(30,012)	(26,833)	(16,626)
Other current assets	2,814	4,226	(11,631)
Other assets	2,656	(380)	(1,890)
Accounts payable	(7,857)	19,060	9,376
Accrued expenses and other current liabilities	(11,358)	(2,897)	(15,693)
Other long-term liabilities	(5,421)	(780)	(14,996)
Net cash (used in) provided by operating activities	(18,657)	39,865	51,842
Cash flows from investing activities:
Capital expenditures	(34,451)	(40,619)	(36,786)
Proceeds from sale of property, plant and equipment	4,395	1,448	1,968
Net cash used in investing activities	(30,056)	(39,171)	(34,818)
Cash flows from financing activities:
Issuances of borrowings			500
Revolver borrowings	30,000
Revolver repayments	(10,000)
Debt repayments	(3,070)	(3,089)	(6,552)
Equity contribution			38
Excess proceeds over net book value of long-lived assets sold to an entity under common control	839
Net cash provided (used in) by financing activities	17,769	(3,089)	(6,014)
Effect of exchange rate changes on cash	(1,207)	97	210
Net (decrease) increase in cash and cash equivalents	(32,151)	(2,298)	11,220
Cash and cash equivalents at beginning of period	76,619	78,917	67,697
Cash and cash equivalents at end of period	$ 44,468	$ 76,619	$ 78,917